Net Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Financial income	$ 7,612	$ 2,363	$ 43
Total financial income	7,612	2,363	43
Financial costs
Amortization and write-off of deferred loan issuance costs	8,878	4,794	5,394
Interest expense on loans	53,694	40,879	30,114
Interest expense on leases	3,785	1,668	333
Commitment fees		68	304
Other financial costs including bank commissions	703	230	1,152
Total financial costs	67,060	47,639	37,297
Unamortized loan fees written off to profit or loss	$ 5,831	$ 654	$ 604